As filed with the Securities and Exchange Commission on July 1, 2004

Registration No. 33-54126; 811-7332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Post-Effective Amendment No. 53	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 57	☒

(Check appropriate box or boxes)

BARCLAYS GLOBAL INVESTORS FUNDS

(Exact Name of Registrant as specified in Charter)

45 Fremont Street

San Francisco, CA 94105

(Address of Principal Executive Offices, including Zip Code)

Registrant’s telephone number, including area code: (877) 244-1544

Susan C. Mosher

c/o Investors Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Avenue, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to Rule 485(b), or
☐	60 days after filing pursuant to Rule 485(a)(1), or
☒	75 days after filing pursuant to Rule 485(a)(2), or
☐	on pursuant to Rule 485(b)
☐	on pursuant to Rule 485(a)(1)
☐	on pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 53 to the Registration Statement of Barclays Global Investors Funds is being filed to register the Institutional, Premium, Select and Trust Share Classes of the new Government Money Market and Treasury Money Market Funds.

PROSPECTUS

SEPTEMBER [    ], 2004

Government Money Market Fund

Treasury Money Market Fund

INSTITUTIONAL SHARES

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BARCLAYS GLOBAL INVESTORS funds

Investment Objectives

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds”) is to provide investors with a high level of income consistent with liquidity and the preservation of capital.

The Government Money Market Fund and the Treasury Money Market Fund invest all of their assets in a separate mutual fund—the Government Money Market Master Portfolio and the Treasury Money Market Master Portfolio, respectively (each a “Master Portfolio”, and collectively, the “Master Portfolios”)—that has a substantially identical investment objective. All discussion of investment objectives, strategies and risks of the Funds refer also to the investment objectives, strategies and risks of their corresponding Master Portfolios, unless otherwise indicated. A detailed description of the relationship of the Funds to their corresponding Master Portfolios appears on page [    ].

Who May Want to Invest in the Funds

The Funds are designed for investors who:

•	Seek income from a high quality portfolio;

•	Wish to maintain the value of their investment in the long and short-term; and/or

•	Seek an interim investment or a short-term goal.

1

Government Money Market Fund

Principal Investment Strategies

The Fund invests in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, Fund’s assets will be invested primarily in obligations of the U.S. government, its agencies and instrumentalities, repurchase agreements by such obligations, and other money market funds that have substantially the same investment objectives and strategies of the Fund.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates which would cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. Certain securities issued by U.S. government-sponsored entities, such as Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s Statement of Additional Information (“SAI”). The SAI is incorporated by reference in this prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544).

2

Treasury Money Market Fund

Principal Investment Strategies

The Fund invests only in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, the Fund’s assets will be invested exclusively in U.S. Treasury obligations or repurchase agreements that are collateralized by U.S. Treasury obligations. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to sharply rising or falling interest rates that could cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements that are collateralized by U.S. Treasury obligations.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s SAI. The SAI is incorporated by reference in this prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544).

3

Investment Returns

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, return information is not presented.

Each Fund’s seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year. To learn each Fund’s current seven-day yield, call 1 877 BGI 1544 (1 877 244 1544) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.

4

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Funds. The expenses are deducted from each Fund’s assets, which means you pay them indirectly.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	Government Money Market Fund	Treasury Money Market Fund
Management fees	0.10%	0.10%

Other expenses	0.02%	0.02%

Total annual Fund operating expenses(1)(2)	0.12%	0.12%

(1)	Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.
(2)	The Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they determine, from time to time.

Example

The example below is intended to help you compare each Fund’s costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in each of the Funds over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that each Fund’s operating expenses remain the same.

The Funds do not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Government Money Market Fund (Institutional Shares)	$12	$39	$68	$154

Treasury Money Market Fund (Institutional Shares)	$12	$39	$68	$154

5

Management of the Funds

Investment Adviser

The Funds are feeder funds that invest all of their assets in Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA, a registered investment adviser, serves as investment adviser for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive fees at the annual rate of 0.10% of each of the Master Portfolios’ average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is one of the world’s largest managers of institutional investment assets. As of [June 30], 2004 BGI and its affiliates, including BGFA, provided investment advisory services for over [$1.1] trillion in assets.

Administrative Services

BGI provides the following services, among others, as the Funds’ administrator:

•	Management of the Funds’ non-investment operations;

•	Preparation of reports for each Fund’s Board of Trustees;

•	Preparation of required filings with the Securities and Exchange Commission (“SEC”) and state securities commissions; and

•	Preparation of proxy statements and shareholder reports.

BGI is entitled to receive fees at the annual rate of 0.02% of the average daily net assets of each Fund’s Institutional Share Class. In return for this fee, BGI has agreed to absorb all expenses for each Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain other expenses.

6

Shareholder Information

Who is Eligible to Invest

The minimum initial investment amount for the Institutional Shares for each Fund is $10 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Contact Investors Bank & Trust (“IBT”), the Funds’ custodian, transfer agent and dividend disbursing agent for more information.

In order to invest, a completed account application form must be submitted to and processed by IBT and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

How to Buy Shares

You may buy Fund shares at any time without paying a sales charge. You must submit your purchase order on any day the Funds are open (a “Business Day”) by 5:00 p.m. Eastern Time to purchase shares at that day’s net asset value per share (“NAV”). Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends, New York Stock Exchange (“NYSE”) Holidays, Columbus Day and Veterans’ Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and to reject or cancel any purchase order, including an exchange, for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the FedWire system by its close or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but not funded as described above.

How to Sell Shares

You may sell Fund shares at any time without paying a sales charge. You must submit your order to sell shares by 5:00 p.m. Eastern Time on any Business Day to sell shares at that day’s NAV. Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. Contact IBT at 1 888 204 3956 for additional information and documentation required for an order to sell.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted by applicable law. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio. For further information, please refer to the Funds’ SAI or contact IBT at 1 888 204 3956.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

How to Exchange Shares

The Funds allow investors to exchange shares free of charge between BGI Funds. Before buying shares through an exchange, you should obtain a copy of that fund’s prospectus and read it carefully. Prospectuses may be obtained by calling 1 877 BGI 1544 (1 877 244 1544).

Each Fund reserves the right to refuse any exchange order and to limit the number of times you may exchange shares if the Fund believes doing so is in the best interest of other shareholders in the Fund. The Fund’s may also modify or terminate this exchange privilege by giving 60 days’ written notice.

7

Instructions for Direct Buyers

Direct Buyers who have established accounts with a Fund can add to or redeem from their Fund account by wire instructions, by phone or through the mail.

•	To invest by wire, check that option on your account application when you open your account. If you already have an account, call IBT at 1 888 204 3956 to receive a bank-wire application.

You should instruct your bank to wire funds as follows:

Investors Bank & Trust Co.

ABA #011001438

Attn: Transfer Agent

Account # DDA 555555535

For Further Credit to: Barclays Global Investors Funds

Shareholder Account Name

Shareholder Account Number

Fund Number:

1097 (Government Money Market Fund -Institutional Shares)

1107 (Treasury Money Market Fund - Institutional Shares)

•	To invest by mail, make your check payable to the Fund of your choice. Please include the Fund number and your account number on your check. You will find them on your monthly statements.

•	To redeem shares by phone, call 1 888 204 3956 any Business Day between 8:30 a.m. and 5:00 p.m. Eastern Time. IBT will employ procedures designed to confirm that your order is valid, but neither IBT nor the Funds may be held liable for acting on telephone instructions IBT reasonably believes to be valid. IBT will wire proceeds directly to your designated bank account.*

•	To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund, account and taxpayer identification numbers. All account signatories must sign the order.

•	Direct Buyers can ask IBT to wire proceeds directly to their designated bank account.**

When a Direct Buyer purchases Fund shares and then quickly sells, the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

*	If you wish to change your bank wire instructions, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most bank and securities dealers. A signature guarantee is not a notarized signature.
**	If you direct the sales proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.

8

Calculating the Funds’ Share Price

IBT calculates each Fund’s share price (also known as a Fund’s NAV) in accordance with the standard formula for valuing mutual fund shares at 5:00 p.m. Eastern Time on any Business Day. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities held by the Funds.

The Funds seeks to maintain a constant price of $1 per share, although it can offer no assurance that they will be able to do so.

The price at which a purchase or order is processed is made is based on the next calculation that of Fund’s NAV after the order is received in proper form.

Fund Distributions

Each Fund declares distributions of any net income daily and distributes them monthly. A Fund distributes realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless otherwise elected.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Please Note:

•	Each Fund credits distributions earned on weekends and holidays to the preceding business day;

•	If you sell shares before the monthly distribution payment date, each Fund remits to the shareholder any distributions declared but not yet paid to the shareholder on the next distribution payment date; and

•	If you sell all shares before the monthly distribution payment date, each Fund remits to the shareholder all distributions accrued with the sale proceeds.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional federal income tax information.

As with all mutual funds, you generally will be required to pay taxes on your distributions from your Fund’s net investment income and realized net capital gains. Distributions from a Fund normally will be taxable to you when paid, whether you choose to receive them in cash or automatically reinvest them in additional Fund Shares. The amount of taxes you owe will vary from year to year, based on the amount and character of the Fund’s distributions to you and your tax rate. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31, of the prior year.

Distributions generally create the following tax liability:

Income distribution	Ordinary income

Short-term capital gain distribution	Ordinary income

Long-term capital gain distribution	Long- term capital gain

Normally, the Funds do not expect to realize significant capital gain.

9

Dividends and distributions from your Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. In general, distributions from your Fund also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from certain U.S. and foreign corporations.

As long as your Fund maintains a $1.00 net asset value per share, your sales and exchanges of Fund shares should not be taxable.

Following the end of each year, your Fund will send you a notice that tells you how much you have received in distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to backup withholding taxes.

Tax considerations for foreign or tax-exempt investors or those holding Fund shares through a tax-deferred account, such as a 401(k) Plan or Individual Retirement Account, will be different. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.

10

Master/Feeder Mutual Fund Structure

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a Master Portfolio that has substantially identical investment objectives, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

Feeder Fund Expenses. The feeder funds bear their Master Portfolio’s expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Funds’ Board of Trustees retains the right to withdraw a Fund’s assets from its corresponding Master Portfolio if it believes doing so is in the Fund’s shareholders’ best interests. If the Board of Trustees withdraws a Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Share Class. The Funds offer additional share classes with different expenses and expected returns than those described here, including share classes you may be eligible to purchase. Call 1 877 BGI 1544 (1 877 244 1544) for additional information.

11

Financial Highlights

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, no financial highlight information is presented.

12

BARCLAYS GLOBAL INVESTORS funds

BGF-PR-PR10504

For more detailed information on the Funds, request a copy of their Statement of Additional Information (SAI).

The SAI provides detailed information on the Funds. BGFA has electronically filed the SAI, dated September [    ], 2004, with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus.

If you have any questions about the Funds or wish to obtain the SAI free of charge, please call the Funds’ toll-free number: 1 877 BGI 1544 (1 877 244 1544), visit our website at: BGICash.com, or email the Fund at: bgius.cashsales@barclaysglobal.com

You may write Barclays Global Investors Funds at:

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

You can also obtain this information through the internet on the Securities and Exchange Commission’s Website at: http://www.sec.gov

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following email address:

publicinfo@sec.gov, or by writing the Commission’s Public Reference Section.

Address your request to:

Public Reference Section of the SEC, Washington D.C. 20549-0102

You can also review and copy the documents at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call the Commission at 1202 942 8090 for further details.

Investment Company Act File No.: 811-7332

BARCLAYS

PROSPECTUS

SEPTEMBER [    ], 2004

Government Money Market Fund

Treasury Money Market Fund

PREMIUM SHARES

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BARCLAYS GLOBAL INVESTORS funds

Investment Objectives

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds”) is to provide investors with a high level of income consistent with liquidity and the preservation of capital.

The Government Money Market Fund and the Treasury Money Market Fund invest all of their assets in a separate mutual fund—the Government Money Market Master Portfolio and the Treasury Money Market Master Portfolio, respectively (each a “Master Portfolio” and collectively, the “Master Portfolios”)—that has a substantially identical investment objective to the Fund that invests in it. All discussion of investment objectives, strategies and risks of the Funds refer also to the investment objectives, strategies and risks of their corresponding Master Portfolios, unless otherwise indicated. A detailed description of the relationship of the Funds to their corresponding Master Portfolios appears on page [    ].

Who May Want to Invest in the Funds

The Funds are designed for investors who:

•	Seek income from a high quality portfolio;

•	Wish to maintain the value of their investment in the long and short-term; and/or

•	Seek an interim investment or a short-term goal.

1

Government Money Market Fund

Principal Investment Strategies

The Fund invests in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, Fund’s assets will be invested primarily in obligations of the U.S. government, its agencies and instrumentalities, repurchase agreements by such obligations, and other money market funds that have substantially the same investment objectives and strategies of the Fund.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates which would cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. Certain securities issued by U.S. government-sponsored entities, such as Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s Statement of Additional Information (“SAI”). The SAI is incorporated by reference in this prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544) or from your shareholder servicing agent.

2

Treasury Money Market Fund

Principal Investment Strategies

The Fund invests only in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, the Fund’s assets will be invested exclusively in U.S. Treasury obligations or repurchase agreements that are collateralized by U.S. Treasury obligations. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to sharply rising or falling interest rates that could cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements that are collateralized by U.S. Treasury obligations.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s SAI. The SAI is incorporated by reference in this prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544) or from your shareholder servicing agent.

3

Investment Returns

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, return information is not presented.

Each Fund’s seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year. To learn each Fund’s current seven-day yield, call 1 877 BGI 1544 (1 877 244 1544) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.

4

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of the Funds. The expenses are deducted from each Fund’s assets, which means you pay them indirectly.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	Government Money Market Fund	Treasury Money Market Fund
Management fees	0.10%	0.10%

Other expenses	0.07%	0.07%

Total annual Fund operating expenses(1)(2)	0.17%	0.17%

(1)	Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.
(2)	The Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they determine, from time to time.

Example

The example below is intended to help you compare each Fund’s costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in each of the Funds over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that each Fund’s operating expenses remain the same.

The Funds do not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Government Money Market Fund (Premium Shares)	$17	$55	$96	$217

Treasury Money Market Fund (Premium Shares)	$17	$55	$96	$217

5

Management of the Funds

Investment Adviser

The Funds are feeder funds that invest all of their assets in Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA, a registered investment adviser, serves as investment adviser for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive fees at the annual rate of 0.10% of each of the Master Portfolios’ average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is one of the world’s largest managers of institutional investment assets. As of [June 30], 2004 BGI and its affiliates, including BGFA, provided investment advisory services for over [$1.1] trillion in assets.

Administrative Services

BGI provides the following services, among others, as the Funds’ administrator:

•	Management of the Funds’ non-investment operations;

•	Preparation of reports for each Fund’s Board of Trustees;

•	Preparation of required filings with the Securities and Exchange Commission (“SEC”) and state securities commissions; and

•	Preparation of proxy statements and shareholder reports.

BGI is entitled to receive fees at the annual rate of 0.07% of the average daily net assets of each Fund’s Premium Share Class. In return for this fee, BGI has agreed to absorb all expenses for each Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain other expenses.

The Funds can contracted with certain intermediaries (“Shareholder Servicing Agents”) to service individual accounts. In addition to buying and selling shares on behalf of eligible investors, Shareholder Servicing Agents may answer shareholder inquiries, keep records, and provide reports on the status of individual accounts. BGI compensates Shareholder Servicing Agents out of fees it receives as administrator of the Funds. Thus, you will not be charged extra for these services by the Funds.

6

Shareholder Information

Who is Eligible to Invest

To be eligible to purchase Premium Shares you must:

•	Invest through an employer-sponsored or individual retirement savings plan;

•	Invest the proceeds rolled over from such plan into an Individual Retirement Account (“IRA”);

•	Maintain an account with Investors Bank & Trust (“IBT”), which is the Fund’s custodian, transfer agent and dividend disbursing agent, or one of the Fund’s Shareholder Servicing Agents; or

•	Initially invest a minimum of $10 million directly through IBT.

The minimum initial investment amount for the Premium Shares for each Fund is $10 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Contact IBT or your Shareholder Servicing Agent for more information.

In order to invest, a completed account application form must be submitted to and processed by your Shareholder Servicing Agent or IBT and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Premium Shares that differ from those of the Funds, such as different investment minimums and earlier trading deadlines. Contact your Shareholder Servicing Agent directly for more information and details.

How to Buy Shares

•	Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for transmitting your purchase order.

•	Tax-deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents.*

•	Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent.

•	Direct Buyer. See “Special Instructions for Direct Buyers” on page [ ].

You may buy Fund shares at any time without paying a sales charge. You must submit your purchase order on any day the Funds are open (a “Business Day”) by 5:00 p.m. Eastern Time to purchase shares at that day’s net asset value per share (“NAV”). Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends, New York Stock Exchange (“NYSE”) Holidays, Columbus Day and Veterans’ Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and to reject or cancel any purchase order, including an exchange, for any reason.

*	Your Shareholder Servicing Agent is responsible for supplying plan documents itemizing account maintenance fees and describing the amount and nature of the investments allowed by law.

7

Purchases generally must be made in U.S. dollars and funds must be received via the FedWire system by its close or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but not funded as described above.

How to Sell Shares

Plan participants, tax-deferred investors, and qualified buyers should contact their plan sponsors or Servicing Agents for instructions on selling Fund shares. Direct buyers should refer to “Special Instructions for Direct Buyers” described [below].

You may sell Fund shares at any time without paying a sales charge. You must submit your order to sell shares by 5:00 p.m. Eastern Time on any Business Day to sell shares at that day’s NAV. Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. Contact IBT at 1 888 204 3956 for additional information and documentation required for an order to sell.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted by applicable law. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio. For further information, please refer to the Funds’ SAI or contact IBT at 1 888 204 3956.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

How to Exchange Shares

The Funds allow investors to exchange shares free of charge between BGI Funds. Before buying shares through an exchange, you should obtain a copy of that fund’s prospectus and read it carefully. Prospectuses may be obtained by calling 1 877 BGI 1544 (1 877 244 1544).

Each Fund reserves the right to refuse any exchange order and to limit the number of times you may exchange shares if the Fund believes doing so is in the best interest of other shareholders in the Fund. The Funds may also modify or terminate this exchange privilege by giving 60 days’ written notice.

Special Instructions for Direct Buyers

Direct Buyers who have established accounts with a Fund can add to or redeem from their Fund account by wire instructions, by phone or through the mail.

To invest by wire, check that option on your account application when you open your account. If you already have an account, call IBT at 1 888 204 3956 to receive a bank-wire application.

You should instruct your bank to wire funds as follows:

Investors Bank & Trust Co.

ABA #011001438

8

Attn: Transfer Agent

Account # DDA 555555535

For Further Credit to: Barclays Global Investors Funds

Shareholder Account Name

Shareholder Account Number

Fund Number:

1098 (Government Money Market Fund – Premium Shares)

1108 (Treasury Money Market Fund – Premium Shares)

•	To invest by mail, make your check payable to the Fund of your choice. Please include the Fund number and your account number on your check. You will find them on your monthly statements.

•	To redeem shares by phone, call 1 888 204 3956 any Business Day between 8:30 a.m. and 5:00 p.m. Eastern Time. IBT will employ procedures designed to confirm that your order is valid, but neither IBT nor the Funds may be held liable for acting on telephone instructions IBT reasonably believes to be valid. IBT will wire proceeds directly to your designated bank account.*

•	To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund, account and taxpayer identification numbers. All account signatories must sign the order.

•	Direct Buyers can ask IBT to wire proceeds directly to their designated bank account.**

When a Direct Buyer purchases Fund shares and then quickly sells, the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

*	If you wish to change your bank wire instructions, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most bank and securities dealers. A signature guarantee is not a notarized signature.
**	If you direct the sales proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.

Calculating the Funds’ Share Price

IBT calculates each Fund’s share price (also known as a Fund’s NAV) in accordance with the standard formula for valuing mutual fund shares at 5:00 p.m. Eastern Time on any Business Day. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities held by the Funds.

The Funds seek to maintain a constant price of $1 per share, although they can offer no assurance that they will be able to do so.

The price at which a purchase or order is processed is made is based on the next calculation that of Fund’s NAV after the order is received in proper form.

9

Fund Distributions

Each Fund declares distributions of any net income daily and distributes them monthly. A Fund distributes realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless otherwise elected.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Please Note:

•	Each Fund credits distributions earned on weekends and holidays to the preceding business day;

•	If you sell shares before the monthly distribution payment date, each Fund remits to the shareholder any distributions declared but not yet paid to the shareholder on the next distribution payment date; and

•	If you sell all shares before the monthly distribution payment date, each Fund remits to the shareholder all distributions accrued with the sale proceeds.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional federal income tax information.

As with all mutual funds, you generally will be required to pay taxes on your distributions from your Fund’s net investment income and realized net capital gains. Distributions from a Fund normally will be taxable to you when paid, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary from year to year, based on the amount and character of the Fund’s distributions to you and your tax rate. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31, of the prior year.

Distributions generally create the following tax liability:

Income distribution	Ordinary income

Short-term capital gain distribution	Ordinary income

Long-term capital gain distribution	Long- term capital gain

Normally, the Funds do not expect to realize significant capital gain.

10

Distributions from your Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. In general, distributions from your Fund also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from certain U.S. and foreign corporations.

As long as your Fund maintains a $1.00 NAV per share, your sales and exchanges of Fund shares should not be taxable.

Following the end of each year, your Fund will send you a notice that tells you how much you have received in distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to backup withholding taxes.

Tax considerations for foreign or tax-exempt investors or those holding Fund shares through a tax-deferred account, such as a 401(k) Plan or IRA, will be different. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.

11

Master/Feeder Mutual Fund Structure

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a Master Portfolio that has substantially identical investment objectives, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

Feeder Fund Expenses. The feeder funds bear their Master Portfolio’s expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Funds’ Board of Trustees retains the right to withdraw a Fund’s assets from its corresponding Master Portfolio if it believes doing so is in the Fund’s shareholders’ best interests. If the Board of Trustees withdraws a Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Share Class. The Funds offer additional share classes with different expenses and expected returns than those described here, including share classes you may be eligible to purchase. Call 1 877 BGI 1544 (1 877 244 1544) for additional information.

12

Financial Highlights

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, no financial highlight information is presented.

13

BARCLAYS GLOBAL INVESTORS funds

BGF-PR-PR10504

For more detailed information on the Funds, request a copy of their Statements of Additional Information (SAI).

The SAI provides detailed information on the Funds. BGFA has electronically filed the SAI, dated September [    ], 2004, with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus.

If you have any questions about the Funds or wish to obtain the reports and SAI free of charge, please call the Funds’ toll-free number: 1 877 BGI 1544 (1 877 244 1544), visit our website at: BGICash.com, or email the Fund at: bgius.cashsales@barclaysglobal.com

You may write Barclays Global Investors Funds at:

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

You can also obtain this information through the internet on the Securities and Exchange Commission’s Website at: http://www.sec.gov

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following email address:

publicinfo@sec.gov, or by writing the Commission’s Public Reference Section.

Address your request to:

Public Reference Section of the SEC, Washington D.C. 20549-0102

You can also review and copy the documents at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call the Commission at 1 202 942 8090 for further details.

Investment Company Act File No.: 811-7332

BARCLAYS

PROSPECTUS

SEPTEMBER [    ], 2004

Government Money Market Fund

Treasury Money Market Fund

SELECT SHARES

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BARCLAYS GLOBAL INVESTORS funds

Investment Objectives

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds”) is to provide investors with a high level of income consistent with liquidity and the preservation of capital.

The Government Money Market Fund and the Treasury Money Market Fund invest all of their assets in a separate mutual fund—the Government Money Market Master Portfolio and the Treasury Money Market Master Portfolio, respectively (each a “Master Portfolio” and collectively, the “Master Portfolios”)—that has a substantially identical investment objective to the Fund that invests in it. All discussion of investment objectives, strategies and risks of the Funds refer also to the investment objectives, strategies and risks of their corresponding Master Portfolios, unless otherwise indicated. A detailed description of the relationship of the Funds to their corresponding Master Portfolios appears on page [    ].

Who May Want to Invest in the Funds

The Funds are designed for investors who:

•	Seek income from a high quality portfolio;

•	Wish to maintain the value of their investment in the long and short-term; and/or

•	Seek an interim investment or a short-term goal.

1

Government Money Market Fund

Principal Investment Strategies

The Fund invests in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, Fund’s assets will be invested primarily in obligations of the U.S. government, its agencies and instrumentalities, repurchase agreements by such obligations, and other money market funds that have substantially the same investment objectives and strategies of the Fund.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates which would cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. Certain securities issued by U.S. government-sponsored entities, such as Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s Statement of Additional Information (“SAI”). The SAI is incorporated by reference in this prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544) or from your shareholder servicing agent.

2

Treasury Money Market Fund

Principal Investment Strategies

The Fund invests only in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, the Fund’s assets will be invested exclusively in U.S. Treasury obligations or repurchase agreements that are collateralized by U.S. Treasury obligations. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to sharply rising or falling interest rates that could cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements that are collateralized by U.S. Treasury obligations.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s SAI. The SAI is incorporated by reference in this prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544) or from your shareholder servicing agent.

3

Investment Returns

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, return information is not presented.

Each Fund’s seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year. To learn each Fund’s current seven-day yield, call 1 877 BGI 1544 (1 877 244 1544) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.

4

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of the Funds. The expenses are deducted from each Fund’s assets, which means you pay them indirectly.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	Government Money Market Fund	Treasury Money Market Fund
Management fees	0.10%	0.10%

Other expenses	0.12%	0.12%

Total annual Fund operating expenses(1)(2)	0.22%	0.22%

(1)	Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.
(2)	The Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they determine, from time to time.

Example

The example below is intended to help you compare each Fund’s costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in each of the Funds over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that each Fund’s operating expenses remain the same.

The Funds do not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Government Money Market Fund (Select Shares)	$23	$71	$124	$280

Treasury Money Market Fund (Select Shares)	$23	$71	$124	$280

5

Management of the Funds

Investment Adviser

The Funds are feeder funds that invest all of their assets in Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA, a registered investment adviser, serves as investment adviser for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive fees at the annual rate of 0.10% of each of the Master Portfolios’ average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is one of the world’s largest managers of institutional investment assets. As of [June 30], 2004 BGI and its affiliates, including BGFA, provided investment advisory services for over [$1.1] trillion in assets.

Administrative Services

BGI provides the following services, among others, as the Funds’ administrator:

•	Management of the Funds’ non-investment operations;

•	Preparation of reports for each Fund’s Board of Trustees;

•	Preparation of required filings with the Securities and Exchange Commission (“SEC”) and state securities commissions; and

•	Preparation of proxy statements and shareholder reports.

BGI is entitled to receive fees at the annual rate of 0.12% of the average daily net assets of each Fund’s Select Share Class. In return for this fee, BGI has agreed to absorb all expenses for each Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain other expenses.

The Funds have contracted with certain intermediaries (“Shareholder Servicing Agents”) to service individual accounts. In addition to buying and selling shares on behalf of eligible investors, Shareholder Servicing Agents may answer shareholder inquiries, keep records, and provide reports on the status of individual accounts. BGI compensates Shareholder Servicing Agents out of fees it receives as administrator of the Funds. Thus, you will not be charged extra for these services by the Funds.

6

Shareholder Information

Who is Eligible to Invest

To be eligible to purchase Select Shares you must:

•	Invest through an employer-sponsored or individual retirement savings plan;

•	Invest the proceeds rolled over from such plan into an Individual Retirement Account (“IRA”);

•	Maintain an account with Investors Bank & Trust (“IBT”), which is the Fund’s custodian, transfer agent and dividend disbursing agent, or one of the Fund’s Shareholder Servicing Agents; or

•	Initially invest a minimum of $5 million directly through IBT.

The minimum initial investment amount for the Select Shares for each Fund is $5 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Contact IBT or your Shareholder Servicing Agent for more information.

In order to invest, a completed account application form must be submitted to and processed by your Shareholder Servicing Agent or IBT and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Select Shares that differ from those of the Funds, such as different investment minimums and earlier trading deadlines. Contact your Shareholder Servicing Agent directly for more information and details.

How to Buy Shares

•	Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for transmitting your purchase order.

•	Tax-deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents.*

•	Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent.

•	Direct Buyer. See “Special Instructions for Direct Buyers” on page [ ].

You may buy Fund shares at any time without paying a sales charge. You must submit your purchase order on any day the Funds are open (a “Business Day”) by 5:00 p.m. Eastern Time to purchase shares at that day’s net asset value per share (“NAV”). Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends, New York Stock Exchange (“NYSE”) Holidays, Columbus Day and Veterans’ Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and to reject or cancel any purchase order, including an exchange, for any reason.

*	Your Shareholder Servicing Agent is responsible for supplying plan documents itemizing account maintenance fees and describing the amount and nature of the investments allowed by law.

7

Purchases generally must be made in U.S. dollars and funds must be received via the FedWire system by its close or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but not funded as described above.

How to Sell Shares

Plan participants, tax-deferred investors, and qualified buyers should contact their plan sponsors or Servicing Agents for instructions on selling Fund shares. Direct buyers should refer to “Special Instructions for Direct Buyers” described [below].

You may sell Fund shares at any time without paying a sales charge. You must submit your order to sell shares by 5:00 p.m. Eastern Time on any Business Day to sell shares at that day’s NAV. Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. Contact IBT at 1 888 204 3956 for additional information and documentation required for an order to sell.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted by applicable law. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio. For further information, please refer to the Funds’ SAI or contact IBT at 1 888 204 3956.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

How to Exchange Shares

The Funds allow investors to exchange shares free of charge between BGI Funds. Before buying shares through an exchange, you should obtain a copy of that fund’s prospectus and read it carefully. Prospectuses may be obtained by calling 1 877 BGI 1544 (1 877 244 1544).

Each Fund reserves the right to refuse any exchange order and to limit the number of times you may exchange shares if the Fund believes doing so is in the best interest of other shareholders in the Fund. The Funds may also modify or terminate this exchange privilege by giving 60 days’ written notice.

Special Instructions for Direct Buyers

Direct Buyers who have established accounts with a Fund can add to or redeem from their Fund account by wire instructions, by phone or through the mail.

•	To invest by wire, check that option on your account application when you open your account. If you already have an account, call IBT at 1 888 204 3956 to receive a bank-wire application.

You should instruct your bank to wire funds as follows:

Investors Bank & Trust Co.

ABA #011001438

8

Attn: Transfer Agent

Account # DDA 555555535

For Further Credit to: Barclays Global Investors Funds

Shareholder Account Name

Shareholder Account Number

Fund Number:

1099 (Government Money Market Fund – Select Shares)

1109 (Treasury Money Market Fund – Select Shares)

•	To invest by mail, make your check payable to the Fund of your choice. Please include the Fund number and your account number on your check. You will find them on your monthly statements.

•	To redeem shares by phone, call 1 888 204 3956 any Business Day between 8:30 a.m. and 5:00 p.m. Eastern Time. IBT will employ procedures designed to confirm that your order is valid, but neither IBT nor the Funds may be held liable for acting on telephone instructions IBT reasonably believes to be valid. IBT will wire proceeds directly to your designated bank account.*

•	To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund, account and taxpayer identification numbers. All account signatories must sign the order.

•	Direct Buyers can ask IBT to wire proceeds directly to their designated bank account.**

When a Direct Buyer purchases Fund shares and then quickly sells, the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

*	If you wish to change your bank wire instructions, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most bank and securities dealers. A signature guarantee is not a notarized signature.
**	If you direct the sales proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.

Calculating the Funds’ Share Price

IBT calculates each Fund’s share price (also known as a Fund’s NAV) in accordance with the standard formula for valuing mutual fund shares at 5:00 p.m. Eastern Time on any Business Day. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities held by the Funds.

The Funds seek to maintain a constant price of $1 per share, although they can offer no assurance that they will be able to do so.

The price at which a purchase or order is processed is made is based on the next calculation that of Fund’s NAV after the order is received in proper form.

9

Fund Distributions

Each Fund declares distributions of any net income daily and distributes them monthly. A Fund distributes realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless otherwise elected.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Please Note:

•	Each Fund credits distributions earned on weekends and holidays to the preceding business day;

•	If you sell shares before the monthly distribution payment date, each Fund remits to the shareholder any distributions declared but not yet paid to the shareholder on the next distribution payment date; and

•	If you sell all shares before the monthly distribution payment date, each Fund remits to the shareholder all distributions accrued with the sale proceeds.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional federal income tax information.

As with all mutual funds, you generally will be required to pay taxes on your distributions from your Fund’s net investment income and realized net capital gains. Distributions from a Fund normally will be taxable to you when paid, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary from year to year, based on the amount and character of the Fund’s distributions to you and your tax rate. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31, of the prior year.

Distributions generally create the following tax liability:

Income distribution	Ordinary income

Short-term capital gain distribution	Ordinary income

Long-term capital gain distribution	Long- term capital gain

Normally, the Funds do not expect to realize significant capital gain.

10

Distributions from your Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. In general, distributions from your Fund also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from certain U.S. and foreign corporations.

As long as your Fund maintains a $1.00 NAV per share, your sales and exchanges of Fund shares should not be taxable.

Following the end of each year, your Fund will send you a notice that tells you how much you have received in distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to backup withholding taxes.

Tax considerations for foreign or tax-exempt investors or those holding Fund shares through a tax-deferred account, such as a 401(k) Plan or IRA, will be different. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.

11

Master/Feeder Mutual Fund Structure

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a Master Portfolio that has substantially identical investment objectives, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

Feeder Fund Expenses. The feeder funds bear their Master Portfolio’s expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Funds’ Board of Trustees retains the right to withdraw a Fund’s assets from its corresponding Master Portfolio if it believes doing so is in the Fund’s shareholders’ best interests. If the Board of Trustees withdraws a Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Share Class. The Funds offer additional share classes with different expenses and expected returns than those described here, including share classes you may be eligible to purchase. Call 1 877 BGI 1544 (1 877 244 1544) for additional information.

12

Financial Highlights

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, no financial highlight information is presented.

13

BARCLAYS GLOBAL INVESTORS funds

BGF-PR-PR10504

For more detailed information on the Funds, request a copy of their Statements of Additional Information (SAI).

The SAI provides detailed information on the Funds. BGFA has electronically filed the SAI, dated September [    ], 2004, with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus.

If you have any questions about the Funds or wish to obtain the reports and SAI free of charge, please call the Funds’ toll-free number: 1 877 BGI 1544 (1 877 244 1544), visit our website at: BGICash.com, or email the Funds at: bgius.cashsales@barclaysglobal.com

You may write Barclays Global Investors Funds at:

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

You can also obtain this information through the internet on the Securities and Exchange Commission’s Website at: http://www.sec.gov

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following email address:

publicinfo@sec.gov, or by writing the Commission’s Public Reference Section.

Address your request to:

Public Reference Section of the SEC, Washington D.C. 20549-0102

You can also review and copy the documents at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call the Commission at 1 202 942 8090 for further details.

Investment Company Act File No.: 811-7332

BARCLAYS

PROSPECTUS

SEPTEMBER [    ], 2004

Government Money Market Fund

Treasury Money Market Fund

TRUST SHARES

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BARCLAYS GLOBAL INVESTORS funds

Investment Objectives

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds”) is to provide investors with a high level of income consistent with liquidity and the preservation of capital.

The Government Money Market Fund and the Treasury Money Market Fund invest all of their assets in a separate mutual fund—the Government Money Market Master Portfolio and the Treasury Money Market Master Portfolio, respectively (each a “Master Portfolio” and collectively, the “Master Portfolios”)—that has a substantially identical investment objective to the Fund that invests in it. All discussion of investment objectives, strategies and risks of the Funds refer also to the investment objectives, strategies and risks of their corresponding Master Portfolios, unless otherwise indicated. A detailed description of the relationship of the Funds to their corresponding Master Portfolios appears on page [    ].

Who May Want to Invest in the Funds

The Funds are designed for investors who:

•	Seek income from a high quality portfolio;

•	Wish to maintain the value of their investment in the long and short-term; and/or

•	Seek an interim investment or a short-term goal.

1

Government Money Market Fund

Principal Investment Strategies

The Fund invests in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, Fund’s assets will be invested primarily in obligations of the U.S. government, its agencies and instrumentalities, repurchase agreements by such obligations, and other money market funds that have substantially the same investment objectives and strategies of the Fund.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates which would cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. Certain securities issued by U.S. government-sponsored entities, such as Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s Statement of Additional Information (“SAI”). The SAI is incorporated by reference in this Prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544), or from your servicing agent.

2

Treasury Money Market Fund

Principal Investment Strategies

The Fund invests only in high quality short-term money market securities, which, at the time of investment, have remaining maturities of 397 days (about 13 months) or less. Under normal circumstances, the Fund’s assets will be invested exclusively in U.S. Treasury obligations or repurchase agreements that are collateralized by U.S. Treasury obligations. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risk Factors

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While the Fund’s portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to sharply rising or falling interest rates that could cause the Fund’s income to fluctuate as the market value of the Fund’s securities fluctuates.

The Fund’s income and/or share price could also be affected by downgrades or defaults of any of the Fund’s holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements that are collateralized by U.S. Treasury obligations.

The Fund’s yield will vary as the securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. The Fund’s portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund will seek to maintain an average weighted maturity of 60 days or less.

For a further discussion of the Fund’s investment and risks, please refer to the Fund’s SAI. The SAI is incorporated by reference in this Prospectus and is available free of charge by calling 1 877 BGI 1544 (1 877 244 1544) or from your servicing agent.

3

Investment Returns

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, return information is not presented.

Each Fund’s seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year. To learn each Fund’s current seven-day yield, call 1 877 BGI 1544 (1 877 244 1544) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.

4

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Funds. The expenses are deducted from each Fund’s assets, which means you pay them indirectly.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	Government Money Market Fund	Treasury Money Market Fund
Management fees	0.10%	0.10%

Other expenses	0.35%	0.35%

Total annual Fund operating expenses(1)(2)	0.45%	0.45%

(1)	Total annual Fund operating expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.
(2)	The Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they determine, from time to time.

Example

The example below is intended to help you compare each Fund’s costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in each of the Funds over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that each Fund’s operating expenses remain the same.

The Funds do not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Government Money Market Fund (Trust Shares)	$46	$144	$252	$567

Treasury Money Market Fund (Trust Shares)	$46	$144	$252	$567

5

Management of the Funds

Investment Adviser

The Funds are feeder funds that invest all of their assets in Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA, a registered investment adviser, serves as investment adviser for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive fees at the annual rate of 0.10% of each of the Master Portfolios’ average daily net assets.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is one of the world’s largest managers of institutional investment assets. As of [June 30], 2004 BGI and its affiliates, including BGFA, provided investment advisory services for over [$1.1] trillion in assets.

Administrative Services

BGI provides the following services, among others, as the Funds’ administrator:

•	Management of the Funds’ non-investment operations;

•	Preparation of reports for each Fund’s Board of Trustees;

•	Preparation of required filings with the Securities and Exchange Commission (“SEC”) and state securities commissions; and

•	Preparation of proxy statements and shareholder reports.

BGI is entitled to receive fees at the annual rate of 0.35% of the average daily net assets of each Fund’s Trust Share Class. In return for this fee, BGI has agreed to absorb all expenses for each Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain other expenses.

The Funds have contracted with certain intermediaries for the shareholder servicing and processing of individual accounts (“Servicing Agents”). In addition to buying and selling shares on behalf of eligible investors, Servicing Agents may answer shareholder inquiries, keep records, provide reports on the status of individual accounts and provide general processing and administrative services for the Funds. BGI compensates Servicing Agents out of fees it receives as administrator of the Funds. Thus you will not be charged extra for these services.

6

Shareholder Information

Who is Eligible to Invest

To be eligible to purchase Trust Shares you must:

•	Invest through an employer-sponsored or individual retirement savings plan;

•	Invest the proceeds rolled over from such plan into an Individual Retirement Account (“IRA”);

•	Maintain an account with Investors Bank & Trust (“IBT”), which is the Fund’s custodian, transfer agent and dividend disbursing agent, or one of the Fund’s Servicing Agents; or

•	Initially invest a minimum of $1 million directly through IBT.

The minimum initial investment amount for the Trust Shares for each Fund is $1 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Contact IBT or your Servicing Agent for more information.

In order to invest, a completed account application form must be submitted to and processed by your Servicing Agent or IBT and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Servicing Agent may have procedures for placing orders for Trust Shares that differ from those of the Funds, such as different investment minimums and earlier trading deadlines. Contact your Servicing Agent directly for more information and details.

How to Buy Shares

•	Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Servicing Agent, your Servicing Agent is responsible for transmitting your purchase order.

•	Tax-deferred Investor. Invest through a Servicing Agent as provided in your benefit plan documents.*

•	Qualified Buyer. Invest through an account set up with your Servicing Agent.

•	Direct Buyer. See “Special Instructions for Direct Buyers” on page [ ].

You may buy Fund shares at any time without paying a sales charge. You must submit your purchase order on any day the Funds are open (a “Business Day”) by 5:00 p.m. Eastern Time to purchase shares at that day’s net asset value per share (“NAV”). Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends, New York Stock Exchange (“NYSE”) Holidays, Columbus Day and Veterans’ Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and to reject or cancel any purchase order, including an exchange, for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the FedWire system by its close or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but not funded as described above.

*	Your Servicing Agent is responsible for supplying plan documents itemizing account maintenance fees and describing the amount and nature of the investments allowed by law.

7

How to Sell Shares

Plan participants, tax-deferred investors, and qualified buyers should contact their plan sponsors or Servicing Agents for instructions on selling Fund shares. Direct buyers should refer to “Special Instructions for Direct Buyers” described [below].

You may sell Fund shares at any time without paying a sales charge. You must submit your order to sell shares by 5:00 p.m. Eastern Time on any Business Day to sell shares at that day’s NAV. Orders received after 5:00 p.m. Eastern Time will be executed on the next Business Day. Contact IBT at 1 888 204 3956 for additional information and documentation required for an order to sell.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted by applicable law. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio. For further information, please refer to the Funds’ SAI or contact IBT at 1 888 204 3956.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

How to Exchange Shares

The Funds allow investors to exchange shares free of charge between BGI Funds. Before buying shares through an exchange, you should obtain a copy of that fund’s prospectus and read it carefully. Prospectuses may be obtained by calling 1 877 BGI 1544 (1 877 244 1544).

Each Fund reserves the right to refuse any exchange order and to limit the number of times you may exchange shares if the Fund believes doing so is in the best interest of other shareholders in the Fund. The Funds may also modify or terminate this exchange privilege by giving 60 days’ written notice.

Special Instructions for Direct Buyers

Direct Buyers who have established accounts with a Fund can add to or redeem from their Fund account by wire instructions, by phone or through the mail.

•	To invest by wire, check that option on your account application when you open your account. If you already have an account, call IBT at 1 888 204 3956 to receive a bank-wire application.

You should instruct your bank to wire funds as follows:

Investors Bank & Trust Co.

ABA #011001438

Attn: Transfer Agent

Account # DDA 555555535

For Further Credit to: Barclays Global Investors Funds

Shareholder Account Name

8

Shareholder Account Number

Fund Number:

1094 (Government Money Market Fund – Trust Shares)

1104 (Treasury Money Market Fund – Trust Shares)

•	To invest by mail, make your check payable to the Fund of your choice. Please include the Fund number and your account number on your check. You will find them on your monthly statements.

•	To redeem shares by phone, call 1 888 204 3956 any Business Day between 8:30 a.m. and 5:00 p.m. Eastern Time. IBT will employ procedures designed to confirm that your order is valid, but neither IBT nor the Funds may be held liable for acting on telephone instructions IBT reasonably believes to be valid. IBT will wire proceeds directly to your designated bank account.*

•	To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund, account and taxpayer identification numbers. All account signatories must sign the order.

•	Direct Buyers can ask IBT to wire proceeds directly to their designated bank account.**

When a Direct Buyer purchases Fund shares and then quickly sells, the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

*	If you wish to change your bank wire instructions, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most bank and securities dealers. A signature guarantee is not a notarized signature.
**	If you direct the sales proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.

Calculating the Funds’ Share Price

IBT calculates each Fund’s share price (also known as a Fund’s NAV) in accordance with the standard formula for valuing mutual fund shares at 5:00 p.m. Eastern Time on any Business Day. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT uses the amortized cost method to account for any premiums or discounts above or below the face value of the securities held by the Funds.

The Funds seek to maintain a constant price of $1 per share, although they can offer no assurance that they will be able to do so.

The price at which a purchase or order is processed is made is based on the next calculation that of Fund’s NAV after the order is received in proper form.

9

Fund Distributions

Each Fund declares distributions of any net income daily and distributes them monthly. A Fund distributes realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless otherwise elected.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Please Note:

•	Each Fund credits distributions earned on weekends and holidays to the preceding business day;

•	If you sell shares before the monthly distribution payment date, each Fund remits to the shareholder any distributions declared but not yet paid to the shareholder on the next distribution payment date; and

•	If you sell all shares before the monthly distribution payment date, each Fund remits to the shareholder all distributions accrued with the sale proceeds.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional federal income tax information.

As with all mutual funds, you generally will be required to pay taxes on your distributions from your Fund’s net investment income and realized net capital gains. Distributions from a Fund normally will be taxable to you when paid, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary from year to year, based on the amount and character of the Fund’s distributions to you and your tax rate. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31, of the prior year.

Distributions generally create the following tax liability:

Income distribution	Ordinary income

Short-term capital gain distribution	Ordinary income

Long-term capital gain distribution	Long- term capital gain

Normally, the Funds do not expect to realize significant capital gain.

10

Distributions from your Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. In general, distributions from your Fund also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from certain U.S. and foreign corporations.

As long as your Fund maintains a $1.00 NAV per share, your sales and exchanges of Fund shares should not be taxable.

Following the end of each year, your Fund will send you a notice that tells you how much you have received in distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to backup withholding taxes.

Tax considerations for foreign or tax-exempt investors or those holding Fund shares through a tax-deferred account, such as a 401(k) Plan or IRA, will be different. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.

11

Master/Feeder Mutual Fund Structure

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a Master Portfolio that has substantially identical investment objectives, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

Feeder Fund Expenses. The feeder funds bear their Master Portfolio’s expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Funds’ Board of Trustees retains the right to withdraw a Fund’s assets from its corresponding Master Portfolio if it believes doing so is in the Fund’s shareholders’ best interests. If the Board of Trustees withdraws a Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Share Class. The Funds offer additional share classes with different expenses and expected returns than those described here, including share classes you may be eligible to purchase. Call 1 877 BGI 1544 (1 877 244 1544) for additional information.

12

Financial Highlights

As of the date of this prospectus, the Government Money Market Fund and Treasury Money Market Fund have not yet commenced operations; therefore, no financial highlight information is presented.

13

BARCLAYS GLOBAL INVESTORS funds

BGF-PR-PR10504

For more detailed information on the Funds, request a copy of their Statement of Additional Information (SAI).

The SAI provides detailed information on the Funds. BGFA has electronically filed the SAIs, dated September [    ], 2004, with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus.

If you have any questions about the Funds or wish to obtain the SAI free of charge, please call the Funds’ toll-free number: 1 877 BGI 1544 (1 877 244 1544), visit our website at: BGICash.com, or email the Funds at: bgius.cashsales@barclaysglobal.com

You may write Barclays Global Investors Funds at:

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

You can also obtain this information through the internet on the Securities and Exchange Commission’s Website at: http://www.sec.gov

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following email address:

publicinfo@sec.gov, or by writing the Commission’s Public Reference Section.

Address your request to:

Public Reference Section of the SEC, Washington D.C. 20549-0102

You can also review and copy the documents at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call the Commission at 1 202 942 8090 for further details.

Investment Company Act File No.: 811-7332

BARCLAYS

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

GOVERNMENT MONEY MARKET FUND

TREASURY MONEY MARKET FUND

Institutional Shares, Premium Shares, Select Shares and Trust Shares

September [    ], 2004

Barclays Global Investors Funds (the “Trust”) is an open-end management investment company. This Statement of Additional Information (“SAI”) contains additional information about two funds of the Trust – the Government Money Market Fund and Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds”).

Each of the Government and Treasury Money Market Funds seek to achieve its investment objective by investing all of its assets in the Government and Treasury Money Market Master Portfolios (collectively, the “Master Portfolios”), respectively, of Master Investment Portfolio (“MIP”). Barclays Global Fund Advisors (“BGFA”) serves as investment adviser to the corresponding Master Portfolios. References to the investments, investment policies and risks of a Fund, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the corresponding Master Portfolios.

This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectuses for the Institutional, Premium, Select and Trust Shares, dated September [    ], 2004. All terms used in this SAI that are defined in each Prospectus will have the meanings assigned in each Prospectus. Prospectuses may be obtained without charge by writing Barclays Global Investors Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1 877 BGI 1544 (1 877 244 1544), or e-mailing the Funds at BGIFUNDS@seic.com.

i

HISTORY OF THE TRUST

The Trust is an open-end, management investment company organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the “Company”) approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the “Redomiciling”). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series, including the Fund, corresponding to and having identical designations as the Company’s series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company’s registration statement. Shortly thereafter, the Company was dissolved.

The Trust consists of multiple series, including the Government and Treasury Money Market Funds. The Trust’s principal office is located at 45 Fremont Street, San Francisco, California 94105. Each Fund invests all of its assets in the corresponding Master Portfolio of MIP (as illustrated below), which has substantially the same investment objective as the related Fund.

Fund	Corresponding Master Portfolio
Government Money Market Fund	Government Money Market Master Portfolio
Treasury Money Market Fund	Treasury Money Market Fund Master Portfolio

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Each Fund and Master Portfolio has adopted an investment objective and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust or MIP, as the case may be, at any time.

Each Funds’ investment objective is set forth in its Prospectus. The Funds’ investment objectives are non-fundamental and can be changed by the Trust’s Board of Trustees without shareholder approval. The investment objective and investment policies of the Funds determine the types of portfolio securities in which each Fund invests, the degree of risk to which a Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objectives of each Fund will be achieved.

Fundamental Investment Restrictions of the Funds. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, including those issued or guaranteed by its agencies or instrumentalities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph 3, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph 4, the 1940 Act and regulatory interpretations currently limit the percentage of each Funds’ securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Funds. The Funds have adopted and are subject to the following investment restrictions which are all non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Funds, at any time.

(1) The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

(2) Each Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

(4) Each Fund may not make investments for the purpose of exercising control or management; provided that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.

(5) Each Fund will provide shareholders with at least 60 days’ notice of any change to the Fund’s non-fundamental policy to invest at least 90% of the value of the Fund’s net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Fund tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.

The Master Portfolios’ Fundamental Investment Restrictions. The Government Money Market and Treasury Money Market Master Portfolios are subject to the following investment restrictions, all of which are fundamental policies.

Each Master Portfolio may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Master Portfolio’s total assets, provided that this restriction does not limit the Master Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, including those issued or guaranteed by its agencies or instrumentalities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Master Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph 3, the 1940 Act currently allows a Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph 4, the 1940 Act and regulatory interpretations currently limit the percentage of the Master Portfolio’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Restrictions of the Master Portfolios:

(1) Each Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the Master Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Master Portfolio.

(2) Each Master Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

(4) Each Master Portfolio may not make investments for the purpose of exercising control or management; provided that the Master Portfolios may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolios, without regard to the limitations set forth in this paragraph.

(5) Each Master Portfolio will provide shareholders with at least 60 days’ notice of any change to the Master Portfolio’s non-fundamental policy to invest at least 90% of the value of the Master Portfolio’s net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

PORTFOLIO SECURITIES

The assets of each Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the Securities Exchange Commission (“SEC”)), and the dollar-weighted average maturity of a Fund may not exceed 90 days. Under normal circumstances, the Funds expect to maintain an dollar-weighted average portfolio maturity of less than 60 days. The securities in which each Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that the Funds’ investment objectives will be realized as described in the Funds’ Prospectus.

The Government Money Market Fund will invest primarily in obligations of the U.S. Government. A U.S. Government obligation is a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

The Treasury Money Market Fund will invest exclusively in U.S. Treasury Obligations. U.S. Treasury Obligations are direct obligations of the U.S. Government which are, as such, backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued of the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program (“STRIPS”).

Both the Government and Treasury Money Market Funds will also invest in repurchase agreements with respect to any security in which each Fund respectively is authorized to invest, regardless of their remaining maturities and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. The Funds may enter into repurchase agreements wherein the seller of a security to a Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller’s obligation to repurchase, and the Fund’s obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Securities acquired as collateral by the Fund under a repurchase agreement will be held in a segregated account at a bank. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited. The Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements, and as a policy, limits repurchase agreements to selected creditworthy securities dealers, domestic banks or other recognized financial institutions. Repurchase agreements are considered to be loans by the Fund under the 1940 Act and are fully collateralized by securities issued by the U.S. government, its agencies or instrumentalities.

To the extent set forth in this SAI, each Fund through its investment in the corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

Illiquid Securities. Each Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, and repurchase agreements providing for settlement more than seven days after notice.

Investment Company Securities. Each Fund may invest in shares of other open-end investment companies including investment companies that are affiliated with the Funds and the adviser to the Master Portfolio—BGFA — that invests exclusively in high-quality short-term securities to the extent permitted under the 1940 Act. A Fund may also purchase shares of exchange listed closed-end funds, to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of a Funds’ total assets with respect to any one investment company and (iii) 10% of a Funds’ total assets with respect to all such companies in the aggregate. Pursuant to an exemptive order issued by the SEC, the Funds may invest up to 25% of their “uninvested cash” in money market funds advised by BGFA.

Loans of Portfolio Securities. Pursuant to guidelines approved by Barclays Global Investors Funds (“BGIF”) Board of Trustees, each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) a Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) each Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, BGFA considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

Each Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of each Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

Barclays Global Investors, N.A. (“BGI”), acts as Securities Lending Agent for the Master Portfolios in which the Funds invest, subject to the overall supervision of BGFA. Pursuant to an exemptive order granted by the SEC, BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The Master Portfolios have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

The Government Money Market Fund, but not the Treasury Money Market Fund, may invest in the following:

Asset-Backed and Commercial Mortgage-Backed Securities. The Fund may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by consumer receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. The Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”).

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit (“CDs”) may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits (“TDs”), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BGFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to the Fund will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BGFA considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund’s portfolio.

Foreign Obligations. The Fund may invest in certain U.S. dollar-denominated securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Obligations of Foreign Governments, Supranational Entities and Banks. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which the Fund may invest. The Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser.

Funding Agreements. The Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories. The Fund may also purchase Guaranteed Investment Contracts (“GICs”).

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Fund’s assets than if the value were based on available market quotations.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BGFA are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

Loan Participation Agreements. The Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Fund may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks, which are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund may be treated as illiquid. If a loan participation is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Fund’s assets than if the value were based on available market quotations.

Mortgage Pass-Through Securities. The Fund may invest in mortgage pass-through securities which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: the GNMA, FNMA or Federal Home Loan Mortgage Corporation (“FHLMC”). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

Municipal Securities. The Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Fund may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds.

The Fund will invest in ‘high-quality’ long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 397 calendar days.

Participation Interests. The Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund’s participation interest bears to the total principal amount of the underlying securities.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Unrated Investments. Each Fund may purchase instruments that are not rated if, in the opinion of BGFA, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by a Fund, if they are purchased in accordance with a Fund’s procedures adopted by the MIP Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Trustees of the purchase of unrated securities. After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by a Fund provided that, when a security ceases to be rated, BGFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BGFA finds that the sale of such security would not be in a Fund’s interestholder’s best interests.

To the extent the ratings given by a nationally recognized statistical ratings organization (“NRSRO”) may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Funds’ prospectus and SAI. The ratings of NRSROs are more fully described in the Appendix of this SAI.

MANAGEMENT

The Board of Trustees is responsible for the overall management and operations of each Fund. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. The Trustees and Principal Officers of the Trust, together with information as to their principal business occupations during the last five years and current directorships, are shown below. The address of each, unless otherwise indicated, is 45 Fremont Street, San Francisco, California 94105.

The Trust, MIP, iShares Trust and iShares, Inc. are all members of the same “Fund Complex” and “Family of Investment Companies” as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investors Business of BGI, the administrator of the Funds and the parent company of BGFA, the investment adviser of the Master Portfolios.

Interested Trustees & Officers

Name, Address and Age	Position(s), Length of Service	Principal Occupation During Past Five Years	Number of Portfolios Overseen in Fund Complex	Other Public Company and Investment Company Directorships

Lee T. Kranefuss, 43	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of the Intermediary Investors Business of BGI.	114	Trustee of MIP; Trustee of iShares Trust; Director of iShares Inc.

Michael A. Latham, 39	Secretary, Treasurer and Chief Financial Officer	Chief Financial Officer of the Intermediary Investors Business of BGI (since 2003), Director of Mutual Fund Delivery of the Individual Investors Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000); Manager of Portfolio Accounting Group (1994-1997).	N/A	None

Independent Trustees

Name, Address and Age	Position(s), Length of Service	Principal Occupation During Past Five Years	Number of Portfolios Overseen in Fund Complex	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 60	Trustee since November 16, 2001	Director, Osher Lifelong Learning Institutes, The Bernard Osher Foundation; President and Chief Executive Officer of The James Irvine Foundation (non-profit foundation) from 2002-2003; President and Chief Executive Officer of KQED, Inc. (public television and radio) from 1993-2002.	27	Trustee of MIP; Director, Bank of Hawaii.

Name, Address and Age	Position(s), Length of Service	Principal Occupation During Past Five Years	Number of Portfolios Overseen in Fund Complex	Other Public Company and Investment Company Directorships

Jack S. Euphrat, 82	Trustee since October 20, 1993	Private Investor	27	Trustee of MIP

W. Rodney Hughes, 78	Trustee since October 20, 1993	Private Investor	27	Trustee of MIP

Richard K. Lyons, 43	Trustee since November 16, 2001	Professor, University of California, Berkeley: Haas School of Business; Member, Council of Foreign Relations	114	Trustee of MIP; Director (Chairman) of Matthews Asian Funds (oversees 6 portfolios); Trustee of iShares Trust; Director of iShares Inc.

Leo Soong, 58	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	27	Trustee of MIP

Committees. There are two standing committees of the Board of Trustees—the Nominating Committee and the Audit Committee. The members of the Nominating Committee and the Audit Committee include each Trustee that is not an “interested person” of the Trust (as such term is defined in the 1940 Act) (“Independent Trustee”). The Nominating Committee is responsible for recommending to the Board persons to be nominated for election as Trustees by the interestholders or for appointment as Trustees by the sitting Trustees, when permissible. Pursuant to the rules under the 1940 Act, only Independent Trustees may select and nominate other Independent Trustees for MIP. Jack S. Euphrat serves as Chairman of the Nominating Committee. The Nominating Committee will not consider nominees recommended by shareholders. During the fiscal year ended December 31, 2003, the Nominating Committee did not hold any meetings.

The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, overseeing the Fund’s accounting and financial reporting practices, reviewing the results of the annual audits of the Fund’s financial statements and interacting with the Fund’s independent auditors on behalf of the full Board. As of January 1, 2004, Leo Soong serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2003, the Audit Committee held four meetings all of which were chaired by W. Rodney Hughes.

Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of interests in the Fund beneficially owned by the Trustee, and the aggregate value of all investments in equity securities within the same Family of Investment Companies, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

Beneficial Equity Ownership in Fund and

Family of Investment Companies (as of [June 30, 2004])

Interested Trustees	Dollar Range of Securities in the Fund		Aggregate Dollar Range of Securities in the Family of Investment Companies
Lee T. Kranefuss	[0	]	[D	]
Independent Trustees
Mary G. F. Bitterman	[0	]	[0	]
Jack S. Euphrat	[0	]	[0	]
W. Rodney Hughes	[0	]	[0	]
Richard K. Lyons	[0	]	[D	]
Leo Soong	[0	]	[0	]

Ownership of Securities of Certain Entities. As of June 30, 2004, the Independent Trustees and their immediate family members [did not] own any securities of the investment adviser, the distributor or any entity controlling, controlled by, or under common control with the investment adviser or the distributor, unless noted above.

Compensation. Trustees of the Trust are compensated annually by all the registrants in the Fund Complex for their services as indicated in the table below, and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Trustees are compensated by the Trust and MIP for their services as Trustees to the Trust and MIP. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the Fund Complex. As of the date of this SAI, the Trustees and Principal Officers of the Trust as a group beneficially owned less than 1% of the outstanding beneficial interest of the Trust.

Compensation Table For the Period Ended June 30, 2004

Name and Position	Aggregate Compensation from the Trust	Total Compensation from Fund Complex
Mary G. F. Bitterman Trustee	$6,250	$12,500
Jack S. Euphrat Trustee	$6,250	$12,500
W. Rodney Hughes Trustee	$6,250	$12,500
Lee Kranefuss Trustee, Chairman	$0	$0
Richard K. Lyons Trustee	$6,250	$45,000
Leo Soong Trustee	$6,250	$12,500

Master/Feeder Structure. The Funds seek to achieve their investment objective by investing all of their assets in the Government and Treasury Money Market Master Portfolios, respectively, of MIP. The Funds and other entities investing in the Master Portfolios are each liable for all obligations of the Master Portfolios. However, the risk of the Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP itself is unable to meet its obligations. Accordingly, the Trust’s Board of Trustees believes that neither the Funds nor their shareholders will be adversely affected by investing Fund assets in the Master Portfolios. However, if a mutual fund or other investor withdraws its investment from either Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust’s Board of Trustees believes may be available through investment in the Master Portfolios may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

The Funds may withdraw their investment in the corresponding Master Portfolio only if the Trust’s Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Trust’s Board Trustees would consider alternative investments, including investing all of each Fund’s assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund’s assets in accordance with the investment policies described below with respect to the Master Portfolios.

The fundamental policies of each Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Master Portfolio’s outstanding interests. Whenever a Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, a Fund will hold a meeting of its shareholders to consider such matters. Each Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which each Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

Certain policies of the Master Portfolios that are non-fundamental may be changed by vote of a majority of MIP’s Trustees without interestholder approval. If the Master Portfolios’ investment objective or fundamental or non-fundamental policies are changed, the Funds may elect to change its objective or policies to correspond to those of the corresponding Master Portfolio. The Funds may also elect to redeem their interests in the Master Portfolios and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Funds’ portfolio in accordance with their objectives. In the latter case, a Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Funds. The Funds will provide shareholders with 30 days written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Funds had not yet commenced operations. Consequently, as of the date of this SAI, no person owned 5% or more of either Fund’s shares.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser. The Funds are feeder funds in a master/feeder structure. As a result the Funds will invest all of their respective assets in corresponding Master Portfolios of MIP. The Master Portfolios have retained BGFA as the investment adviser to manage their assets. BGFA does not engage an investment sub -adviser, but instead manages the Master Portfolios’ assets itself. Pursuant to the advisory contracts between BGFA and the Master Portfolios (“Advisory Contracts”), BGFA furnishes MIP’s Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolios.

As to each Master Portfolio, the applicable Advisory Contract is subject to annual approval by (i) MIP’s Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Master Portfolio, the applicable Advisory Contract is terminable without penalty, on 60 days’ written notice, by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

BGFA is entitled to receive monthly fees at the annual rate of 0.10% of each Master Portfolios’ average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of each Master Portfolio and, accordingly, have a favorable impact on their performance.

Administrator. The Trust has engaged BGI to provide certain administration services to the Funds. Pursuant to an Administration Agreement with the Trust, BGI provides as administration services, among other things: (i) general supervision of the operation of the Trust and the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust’s officers and Board of Trustees. BGI also furnishes office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by the Funds’ investment adviser. BGI also pays the compensation of the Funds’ Trustees, officers and employees who are affiliated with the Trust.

In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the Funds, BGI has agreed to bear all costs of the Funds’ and the Trust’s operations, including, in the case of each Fund’s Premium Shares, shareholder servicing fees of up to 0.05%, in the case of each Fund’s Select Shares, shareholder servicing fees of up to 0.10%, and, in the case of each Fund’s Trust Shares, shareholder servicing fees of up to 0.25% and processing fees of up to 0.08%. For providing such services, BGI is entitled to a monthly fee at an annual rate of 0.02% of each Fund’s average daily net assets for the Institutional Shares, 0.07% of each Fund’s average daily net assets for the Premium Shares, 0.12% of each Funds average daily net assets for the Select Shares, and 0.35% of each Funds average daily net assets for the Trust Shares. BGI has contracted with Investors Bank & Trust Company (“IBT”) to provide certain sub-administrative services for the Fund and BGI pays IBT for those services out of the fees BGI receives for its services as administrator.

Distribution Arrangement. SEI Investments Distribution Co. (“SEI”) is the distributor for the Funds’ shares. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Since 1968, SEI has been a leading provider of outsourced investment business solutions for fund administration and distribution, asset management and investment systems and processing. SEI employs 1,700 people and operates 21 offices in 10 countries.

SEI, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Trust pursuant to which SEI has the responsibility for distributing Fund shares. The Distribution Agreement provides that SEI shall act as agent for the Funds for the sale of Fund shares, and may enter into sales support agreements with selling agents that wish to make available Fund shares to their respective customers (“Selling Agents”). BGI presently acts as a Selling Agent, but does not receive any fee from the Funds for such activities.

Shareholder Servicing Agents. The Premium and Select Shares of the Funds have adopted a Shareholder Servicing Plan pursuant to which they have entered into a Shareholder Servicing Agreement with BGI and may enter into similar agreements with other entities (collectively, “Shareholder Servicing Agents”) for the provision of certain services to Fund shareholders.

Servicing Agents. The Trust Shares of the Funds have adopted a Shareholder Servicing and Processing Plan pursuant to which they have entered into Shareholder Servicing and Processing Agreements with certain financial institutions, securities dealers and other industry professionals (collectively, “Servicing Agents”) for providing services to the Trust Class shareholders.

The Shareholder Servicing Plan services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries, providing reports and other information, and providing services related to the maintenance of shareholder accounts. For these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.05% of the average daily value of each Fund represented by Premium Shares owned, up to 0.10% of the average daily value of each Fund represented by Select Shares owned, and up to 0.25% of the average daily value of each Fund represented by the Trust Shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the NASD, whichever is less.

Pursuant to the Shareholder Servicing and Processing Plan for the Trust Class shares, Servicing Agents provide personal services relating to the aggregation and processing of purchase and redemption orders, processing of dividend payments, certain sub-accounting services, transmission and receipt of funds in connection with purchase and redemption orders, verification of certain personal information in connection with the purchase or redemption of Fund shares, and generating and distributing periodic statements and other information as required. For these services, each Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.08% of the average daily value of each Fund represented by Trust Shares owned during the period for which payment is being made by investors with whom the Servicing Agent maintains a servicing arrangement.

BGI has agreed to pay these shareholder servicing and processing fees out of the fees it receives for administration services as described above in the section entitled “Administrator.” BGFA, BGI and SEI may pay significant additional amounts from their own resources to selling or servicing agents of the Portfolios in connection with the sale of Portfolio shares.

A Shareholder Servicing Agent (or Servicing Agent for the Trust Class) also may impose certain conditions on its customers, subject to the terms of this SAI, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

Custodian. IBT also has been retained to act as Custodian for the Funds and performs such services at 200 Clarendon Street, Boston, Massachusetts 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Funds; receives and delivers all assets for each Fund upon purchase and upon sale or maturity and collects and receives all income and other payments and distributions on account of the assets of the Funds. IBT shall not be entitled to compensation for providing custody services to each Fund pursuant to the Custody Agreement so long as it receives compensation from BGI for providing sub-administration services to the Trust, on behalf of the Funds.

Transfer and Dividend Disbursing Agent. IBT has been retained to act as the transfer and dividend disbursing agent for the Funds. For its services as transfer and dividend disbursing agent to the Funds, IBT is entitled to receive an annual maintenance fee of $10,000 per feeder/class, in addition to $10 per account in each Fund. IBT is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. BGI as has agreed to pay these fees and expenses out of the fees it receives for administration services. In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Fund, including, without limitation, any equipment or supplies that the Trust specifically orders or requires IBT to order.

Independent Auditors. PricewaterhouseCoopers LLP (“PwC”), 333 Market Street, San Francisco, California 94105, serves as independent auditors for the Trust.

Legal Counsel. Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

Expenses. Except for extraordinary expenses, brokerage and other expenses connected with the execution of portfolio transactions and certain other expenses that are borne by the Funds, BGI has agreed to bear all costs of the Funds and the Trusts operations.

DETERMINATION OF NET ASSET VALUE

The Funds use the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of each Fund’s portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in the Funds using solely market values, and existing Funds shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days (about 13 months) or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund’s net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Terms of Purchase and Redemption. The Funds are generally open Monday through Friday and are closed on weekends and NYSE holidays. The holidays on which the NYSE is closed currently are: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Funds. On any day a Fund closes early, purchase and redemption orders received after the Funds’ closing time will be executed on the next Business Day. In addition, the Funds reserve the right to advance the time by which purchase and redemption orders must be received to be executed on the same Business Day as permitted by the SEC.

In-Kind Purchases. Payment for shares of the Funds may, at the discretion of BGFA, be made in the form of securities that are permissible investments for the Funds and must meet the investment objective, policies and limitations of the Funds as described in their Prospectus. In connection with an in-kind securities payment, the Funds may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Funds; (ii) are accompanied by satisfactory assurance that the Funds will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Funds; (iv) be in proper form for transfer to the Funds; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Funds engaged in the in-kind purchase transaction and must be delivered to such Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled. The Funds immediately will transfer to their corresponding Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio.

Suspension of Redemption or Payment of Redemption Proceeds.

The Trust may suspend the right of redemption or postpone redemption payments for such periods as are permitted under the 1940 Act. Currently, under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days for any period during which (i) the NYSE is closed (other than customary weekend and holiday closings, (ii) trading on the NYSE is restricted, or (iii) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

PORTFOLIO TRANSACTIONS

Since the Funds invest all of their assets in a corresponding portfolio of MIP, set forth below is a description of the Master Portfolio’s policies governing portfolio securities transactions.

Purchases and sales of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings and may be purchased directly from the issuer. Generally, U.S. Government Obligations, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions.

Under the 1940 Act, persons affiliated with the Master Portfolios are prohibited from dealing with the Master Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Master Portfolios may purchase municipal or other obligations from underwriting syndicates of which SEI or BGFA or any of its affiliates is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees of MIP.

A Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. BGFA is responsible for each Master Portfolio’s investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Master Portfolio to obtain the best overall terms taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, each Master Portfolio will not necessarily be paying the lowest spread or commission available.

Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for each Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met.

BGFA and its affiliates, including BGI, deal, trade and invest for their own accounts and any other accounts for which they have fiduciary responsibility, in the types of securities in which a Master Portfolio may also invest.

Portfolio Turnover. Because the portfolios’ of the Funds consists of securities with relatively short-term maturities, the Funds expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Funds, however, because portfolio transactions ordinarily will be made directly with principals on a net basis, and, consequently, the Fund usually will not incur excessive transaction costs.

Securities of Regular Broker/Dealers. As of the date of this SAI, the Funds had not yet commenced operations. Consequently, the Fund owned no securities of its “regular brokers or dealers” (as defined in the 1940 Act), or their parents.

Proxy Voting Policies. The Trust has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment adviser to the Master Portfolio. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Master Portfolios. Therefore, the remainder of this section discusses BGFA’s proxy voting guidelines.

BGFA votes (or refrains from voting) proxies for the Master Portfolios in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Master Portfolios. In some cases, BGFA may determine that it is in the best interests of the Master Portfolios to refrain from exercising the Master Portfolios’ proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Master Portfolios. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolios, the Master Portfolios’ affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to ensure that companies follow practices that advance their economic value and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	BGFA generally supports management in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

•	BGFA generally votes against anti-takeover proposals and proposals which would create additional barriers or costs to corporate transactions.

BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Master Portfolios, the Master Portfolios’ affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having any influence on BGFA’s proxy voting activity. In this way, BGFA seeks to prevent conflicts of interest that might influence BGFA’s independent business judgment on how to vote on specific proxy issues (or to refrain from voting). In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest or as otherwise required by applicable law. Such independent fiduciary may either (i) vote such proxy, or (ii) provide BGFA with instructions as to how to vote such proxy. In the latter case, BGFA would vote the proxy in accordance with the independent fiduciary’s instructions.

FUND DISTRIBUTIONS AND TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectuses generally describe the federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts (“IRAs”)), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Fund as a “regulated investment company” under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, rather than to the Trust as a whole. Furthermore, the Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund’s principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. AFund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, a Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax. A 4% nondeductible excise tax will be imposed on a Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Fund cannot carry back or carry forward any net operating losses. As a money market fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to the effect.

Investment through the Master Portfolio. The Fund seeks to continue to qualify as regulated investment companies by investing their assets through the Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in their corresponding Master Portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed-through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s federal income tax liability. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, a Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund with realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost bases in the securities purchased.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon aFund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of a Fund’s taxable year and are allocated pro rata over the entire year. All distributions paid out of the Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder’s federal income tax return. Distributions in excess of a Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed a Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of a Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. In general, as long as a Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of a Fund or a different regulated investment company, the sales charge previously incurred in acquiring a Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, neither of the Funds expect to qualify for this election.

Federal Income Tax Rates. As of the printing of this SAI, the maximum stated individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual Marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of laws enacted in 2001 and 2003.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans. The shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans (“SEP-IRAs”), Savings Incentive Match Plans for Employees (“SIMPLE Plans”), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( “foreign shareholders”) generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders’ capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

CAPITAL STOCK

As of the date of this SAI, the beneficial interest in the Trust are divided into transferable shares of twelve separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing the Fund’s investment objective or fundamental investment policies.

Voting. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the Shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in the Fund’s fundamental investment policy would be voted upon only by shareholders of the Fund. Additionally, approval of an advisory contract is a matter to be determined separately by fund. Approval by the shareholders of the Fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

As used in the Prospectus of the Fund and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of net asset value (number of shares owned times net asset value per share) of shares outstanding in such holder’s name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. Depending on the terms of a particular Benefit Plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. The Trustees of the Trust will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of each Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

The Master Portfolio. Whenever the Funds, as interestholders of their respective Master Portfolio, are requested to vote on any matter submitted to interestholders of the Master Portfolio, the Funds will hold a meeting of its shareholders to consider such matters. The Funds will cast its votes in proportion to the votes received from its shareholders. Shares for which the Funds receive no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders. If the Master Portfolios’ investment objective or policies are changed, the Funds may elect to change its objective or policies to correspond to those of the applicable Master Portfolio. The Funds may also elect to redeem its interests in their Master Portfolios and either seek a new investment company with a matching objective in which to invest or retain their own investment adviser to manage the Funds’ portfolios in accordance with its objective. In the latter case, the Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Funds.

MIP is an open-end, series of management investment companies organized as a Delaware statutory trust. MIP was organized on October 20, 1993. In accordance with Delaware law, MIP’s Declaration of Trust provides that its investors would be personally responsible for MIP’s liabilities and obligations, but only to the extent MIP’s property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of MIP, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP’s obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee’s office.

The interests in the Master Portfolios of MIP have substantially similar voting and other rights as those rights enumerated above for shares of the Fund. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to MIP. Whenever the Funds are requested to vote on a matter with respect to its Master Portfolios, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

ADDITIONAL INFORMATION ON THE FUND

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about each Fund, including additional information on performance. Shareholders may obtain a copy of the Trust’s most recent annual report without charge by calling 1 877 BGI 1544 (1 877 244 1544) or e-mailing the Funds at BGIFUNDS@seic.com. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in a Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and in the Trust’s official sales literature in connection with the offer of each Fund’s shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds had not yet commenced operations. Consequently, there is no financial statement information presented. However, audited financial statements, when applicable, will be attached to all SAIs delivered to shareholders or prospective shareholders.

APPENDIX

Description of certain ratings assigned by Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Inc. (“Fitch”):

S&P Long-Term Ratings

“AAA”

Bonds rated “AAA” have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

“AA”

Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

“A”

Bonds rated “A” have a strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than securities or issuers in higher-rated categories.

S&P Short-Term Ratings

A-1 – Bonds rated A-1 are rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Bonds rated A-2 are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Moody’s Long-Term Ratings

“Aaa”

Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa”

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A”

Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Moody’s Short-Term Ratings

The rating (“P-1”) Prime-1 is the highest short-term rating assigned by Moody’s. Issuers of “P-1” paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or relating supporting institutions) rated (“P-2”) Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Long-Term Ratings

The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality.

“AAA”

Bonds rated “AAA” are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA”

Bonds rated “AA” are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA”. Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated “F-1+”.

“A”

‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

Fitch Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years.

Although the credit analysis is similar to Fitch’s long-term rating analysis, the short-term rating places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

“F-1+”

Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1”

Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

BARCLAYS GLOBAL INVESTORS FUNDS

FILE NO. 33-54126; 811-7332

PART C

OTHER INFORMATION

Item 22. Exhibits.

Exhibit	Description

(a)	Agreement and Declaration of Trust, dated November 27, 2001, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.

(b)	By-Laws, dated November 27, 2001, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.

(c)	Not applicable.

(d)	Not applicable.

(e)	Distribution Agreement between SEI Investments Distribution Co. (“SEI”) and Barclays Global Investors Funds (“BGIF”) on behalf of the Funds, dated April 1, 2003, incorporated by reference to Post-Effective Amendment No. 42, filed May 1, 2003; Schedule I, filed May 25, 2004.

(f)	Not applicable.

(g)	Custody Agreement with Investors Bank & Trust Company (“IBT”) on behalf of the Funds, dated October 21, 1996, incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.

(h)(1)	Transfer Agency and Service Agreement with IBT on behalf of the Funds, dated February 27, 1998, incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.

(h)(2)	Shareholder Servicing Plan and form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.

Exhibit	Description

(h)(3)	Administration Agreement between Barclays Global Investors, N.A. (“BGI”) and BGIF on behalf of the Funds, dated April 1, 2003, incorporated by reference to Post-Effective Amendment No. 42, filed May 1, 2003; Appendix C, to be filed.

(h)(4)	Sub-Administration Agreement among BGI, IBT and BGIF on behalf of the Funds, dated October 21, 1996, incorporated by reference to Post-Effective Amendment No. 14, filed June 30, 1997.

(h)(5)	Service Agreement between Merrill Lynch, Pierce, Fenner & Smith Incorporated and BGIF on behalf of the Funds, dated December 31, 1997, incorporated by reference to Post-Effective Amendment No. 16, filed July 2, 1998.

(h)(6)	Financial Services Agreement between Merrill Lynch, Pierce, Fenner & Smith Incorporated and BGIF on behalf of the Funds, dated December 31, 1997, incorporated by reference to Post-Effective Amendment No. 16, filed July 2, 1998.

(h)(7)	Shareholder Servicing and Processing Plan, filed May 25, 2004.

(i)	Opinion and Consent of Counsel (Morrison & Foerster LLP), to be filed.

(j)(1)	Not applicable.

(j)(2)	Powers of Attorney for Mary G. F. Bitterman, Jack S. Euphrat, W. Rodney Hughes, Lee T. Kranefuss, Richard K. Lyons and Leo Soong, incorporated by reference to Post-Effective Amendment No. 42, filed May 1, 2003.

(k)	Not applicable.

(l)	Not applicable.

(m)	Distribution Plan, dated November 27, 2001, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.

(n)	Rule 18f-3 Multi-Class Plan, to be filed.

Exhibit	Description
(p)(1)	Joint Code of Ethics of BGIF and Master Investment Portfolio (“MIP”), incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.

(p)(2)	Code of Ethics of BGFA, incorporated by reference to Post Effective Amendment No. 30, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.

Item 23. Persons Controlled by or Under Common Control with the Fund

As of April 30, 2004, each Fund listed below owned the following percentages of the outstanding beneficial interests of the corresponding Master Portfolios of MIP. For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a Fund in the table below is identified as the beneficial owner of more than 25% of the corresponding Master Portfolio and has voting and/or investment powers, it may be presumed to control the Master Portfolio.

Fund	Corresponding Master Portfolio	Percentage of beneficial interests held
Bond Index Fund	Bond Index Master Portfolio (MIP)	100%

Institutional Money Market Fund	Money Market Master Portfolio (MIP)	90%

LifePath Retirement Portfolio	LifePath Retirement Master Portfolio (MIP)	63%

State Farm Income Fund	LifePath Retirement Master Portfolio (MIP)	37%

LifePath 2010 Portfolio	LifePath 2010 Master Portfolio (MIP)	73%

State Farm LifePath 2010 Fund	LifePath 2010 Master Portfolio (MIP	27%

LifePath 2020 Portfolio	LifePath 2020 Master Portfolio (MIP)	81%

LifePath 2030 Portfolio	LifePath 2030 Master Portfolio (MIP)	80%

LifePath 2040 Portfolio	LifePath 2040 Master Portfolio (MIP)	81%

Prime Money Market Fund	Prime Money Market Master Portfolio (MIP)	94%

S&P 500 Stock Fund	S&P 500 Index Master Portfolio (MIP)	46%

Diversified Investment Advisors S&P 500	S&P 500 Index Master Portfolio (MIP)	28%

Item 24. Indemnification.

Section 10.02 of the Registrant’s Agreement and Declaration of Trust provides:

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments, or (c)

either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 25. Business and Other Connections of Investment Adviser.

The Funds currently do not retain an investment adviser. The corresponding MIP Master Portfolio to the Fund is advised by BGFA, a wholly-owned subsidiary of BGI. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. Information as to the executive officers and directors of BGFA is included in its Form ADV initially filed on November 15, 1984 and updated on March 31, 2004 with the SEC (File No. 801-22609) and is incorporated herein by reference.

Item 26. Principal Underwriters.

(a) The Registrant’s placement agent, SEI, acts as distributor for: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors’ Inner Circle Fund, STI Classic Funds, The Arbor Fund, Bishop Street Funds, STI Classic Variable Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, HighMark Funds, Expedition Funds, Oak Associates Funds, The Nevis Fund, Inc., CNI Charter Funds, Amerindo Funds Inc., iShares, Inc., SEI Insurance Products Trust, iShares Trust, Pitcairn Funds, JohnsonFamily Funds, Inc., The MDL Funds, Causeway Capital Management Trust, The Japan Fund, Inc., TT International USA Master Trust, TT International USA Feeder Trust and Barclays Global Investors Funds. SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) The following is information with respect to each director, officer or partner of SEI. The principal business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Positions and Offices with SEI	Positions and Offices with BGIF
William M. Doran	Director, Chairman of the Board	N/A
Carl A. Guarino	Director, Executive Vice President	N/A
Edward D. Loughlin	Director, Executive Vice President	N/A
Mark J. Held	Vice President	N/A
Kevin Barr	President and Chief Operating Officer	N/A

Name	Positions and Offices with SEI	Positions and Offices with BGIF
Maxine Chou	Chief Financial Officer & Treasurer	N/A
John Munch	Vice President & General Counsel	N/A
Kenneth Zimmer	Senior Vice President	N/A
Jack May	Vice President	N/A
Kevin P. Robins	Senior Vice President	N/A
Wayne M. Withrow	Director, Executive Vice President	N/A
Timothy D. Barto	Assistant Secretary	N/A
Robert Crudup	Senior Vice President	N/A
Richard A. Deak	Assistant Secretary	N/A
Scott W. Dellorfano	Vice President	N/A
Lydia A. Gavalis	Assistant Secretary	N/A
Greg Gettinger	Vice President	N/A
Karen LaTourette	Compliance Officer & Assistant Secretary	N/A
Joanne Nelson	Vice President	N/A
Maria Rinehart	Vice President	N/A
Michael Farrell	Vice President	N/A
Lori L. White	Vice President & Assistant Secretary	N/A
William E. Zitelli, Jr.	Vice President & Assistant Secretary	N/A

(c) Not applicable.

Item 27. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of IBT, 200 Clarendon Street, Boston, Massachusetts 02116.

(b) BGFA and BGI maintain all Records relating to their services as adviser and administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

(c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, Pennsylvania 19456 .

(d) IBT maintains all Records relating to its services as sub-administrator and custodian at 200 Clarendon Street, Boston, Massachusetts 02116.

Item 28. Management Services.

Other than as set forth under the caption “Management” in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 29. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, this Post-Effective Amendment to the Registration Statement on Form N-1A, pursuant to the Rule 485(a) under the Securities Act of 1933, has been signed on behalf of Barclays Global Investors Funds by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of July, 2004.

BARCLAYS GLOBAL INVESTORS FUNDS

By:	/s/ Michael A. Latham
Michael A. Latham
Secretary and Treasurer
(Principal Financial and Accounting Officer)

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

/s/ Michael A. Latham (Michael A. Latham)	Secretary and Treasurer (Principal Financial and Accounting Officer)

* (Mary G. F. Bitterman)	Trustee

* (Jack S. Euphrat)	Trustee

* (W. Rodney Hughes)	Trustee

* (Lee T. Kranefuss)	Chairman, President and Trustee (Principal Executive Officer)

* (Richard K. Lyons)	Trustee

* (Leo Soong)	Trustee

*By:	/s/ Michael A. Latham
Michael A. Latham
As Attorney-in-Fact pursuant to powers of attorney as previously filed.
July 1, 2004